Income Taxes (Details) - Schedule of Income Tax Rate		11 Months Ended
	Aug. 16, 2022	Dec. 31, 2022
Schedule Of Income Tax Rate Abstract
U.S. federal statutory rate	1.00%	21.00%
State income tax, net of federal benefit		11.50%
Permanent difference		4.50%
Change in valuation allowance		12.50%
Effective tax rate		49.50%